Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Debt securities, available for sale, cumulative amount advanced under subscription agreements	$ 13,100	$ 14,000
Increase (decrease) in equity securities, FV-NI	(3,300)	200
Carrying value of long-term investments in equity	54,400
Commitment to acquire future long-term investments	102,200
Equity securities, FV-NI, cost	3,500
Payments to acquire equity securities, FV-NI	1,500
Available for sale investments	$ 0	$ 1,954